Prepayments and other current assets	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Prepayments and other current assets

6.    Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Refundable deposits	89,958	77,479
Prepayment	37,981	53,030
VAT recoverable	29,555	23,781
Other current assets	21,893	25,898
Total	179,387	180,188

Prepayments primarily consist of prepayments for products, marketing and consulting services provided by suppliers.